Financial results, net	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Financial results, net	Financial results, net
The following table presents the components of financial results, net:

	Year ended December 31,
	2024	2023	2022
Foreign exchange losses	$(30,313)	$(24,027)	$(39,152)
(Losses) \ gains on derivative financial instruments	(2,823)	2,385	2,940
Interest income	12,734	15,289	17,980
Interest expense	(11,887)	(10,290)	(8,484)
Factoring expense	(28,199)	(32,216)	(18,463)
Bank expense	(986)	(906)	(1,370)
(Losses) \ gains on marketable securities	(27,111)	11,773	—
Others	(487)	1,359	1,090
Total financial results, net	$(89,072)	$(36,633)	$(45,459)